6. Prepaid expenses and other current assets	6 Months Ended
Jun. 30, 2016
Notes to Financial Statements
6. Prepaid expenses and other current assets

Note 6. Prepaid expenses and other current assets

Prepaid expenses and other current assets was comprised of the following as of June 30, 2016 and December 31, 2015:

	30-Jun-16	31-Dec-15
Prepaid Insurance	$2,350	$5,572
Prepaid Legal Services (Retainers)	37,900	12,900
Other prepayments to suppliers	10,513	13,645
Deposits	$50,763	$32,117